Summary of Stock Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 18, 2023	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Available for Grant, Beginning		1,222	3,014
Number of Options Outstanding, Beginning		23,914	21,886
Weighted Average Exercise Price, Beginning		$ 1.11	$ 0.63
Aggregate Intrinsic Value, Beginning		$ 4,840	$ 5,392
Shares Available for Grant, Option plan increase			500
Number of Options Outstanding, Option plan increase
Weighted Average Exercise Price, Option plan increase
Shares Available for Grant, Options granted			(3,490)
Number of Options Outstanding, Options granted	1,500		3,490
Weighted Average Exercise Price, Options granted			$ 3.86
Shares Available for Grant, Options exercised
Number of Options Outstanding, Options exercised			(264)
Weighted Average Exercise Price, Options exercised			$ 0.43
Shares Available for Grant, Options fofeited or cancelled			1,198
Number of Options Outstanding, Options forfeited or cancelled			(1,198)
Weighted Average Exercise Price, Options forfeited or cancelled			$ 0.41
Shares Available for Grant, Ending			1,222
Number of Options Outstanding, Ending			23,914
Weighted Average Exercise Price, Ending	$ 9.27		$ 1.11
Aggregate Intrinsic Value, Ending			$ 4,840
Weighted Average Exercise Price, Exercisable			$ 0.66
Aggregate Intrinsic Value, Exercisable			$ 4,670
2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Available for Grant, Beginning		509
Number of Options Outstanding, Beginning		9,954
Weighted Average Exercise Price, Beginning		$ 2.67
Aggregate Intrinsic Value, Beginning		$ 4,840
Shares Available for Grant, Option plan increase
Number of Options Outstanding, Option plan increase
Weighted Average Exercise Price, Option plan increase
Shares Available for Grant, Options granted		(327)
Number of Options Outstanding, Options granted		327
Weighted Average Exercise Price, Options granted		$ 7.11	$ 3.86
Shares Available for Grant, Options exercised
Number of Options Outstanding, Options exercised		(198)
Weighted Average Exercise Price, Options exercised		$ 2.40
Shares Available for Grant, Options fofeited or cancelled		420
Number of Options Outstanding, Options forfeited or cancelled		(420)
Weighted Average Exercise Price, Options forfeited or cancelled		$ 2.37
Shares Available for Grant, Ending		602	509
Number of Options Outstanding, Ending		9,663	9,954
Weighted Average Exercise Price, Ending		$ 2.54	$ 2.67
Aggregate Intrinsic Value, Ending		$ 4,636	$ 4,840
Number of Options Outstanding, Exercisable		7,705	17,112
Weighted Average Exercise Price, Exercisable		$ 1.89
Aggregate Intrinsic Value, Exercisable		$ 4,568